Financial Instruments and Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	$ 179,400
Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	162,160	$ 48,971
Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration	162,160	48,971
Accrued and Other Current Liabilities | Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, current	142,600
Other Long-Term Liabilities | Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration, noncurrent	19,600
Contingent Consideration | Restructuring, acquisition, integration and other, net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain included in earnings		7,400
Contingent Consideration | Level 3 | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Additions from acquisitions	132,422	53,962
Contingent Consideration | Level 3 | Restructuring, acquisition, integration and other, net | Recurring Basis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain included in earnings	$ 7,433	$ 0
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	0.00%
Discount rate used for analysis of future milestones	2.40%
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of achievement of milestones rate	100.00%
Discount rate used for analysis of future milestones	6.90%